restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
restructuring and other costs
Goods and services purchased	$ 181	$ 81
Employee benefits expense	136	36
Total	317	117
Restructuring
restructuring and other costs
Goods and services purchased	52	66
Employee benefits expense	126	26
Total	178	92
Other
restructuring and other costs
Goods and services purchased	129	15
Employee benefits expense	10	10
Total	139	$ 25
Value of Common Shares donated	100
Donations committed	$ 18